Expense Example - Investment Trust Prospectus	Aug. 01, 2025 USD ($)
CORE PLUS FUND | CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	690
CORE PLUS FUND | CORE PLUS FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
CORE PLUS FUND | CORE PLUS FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,396
CORE PLUS FUND | CORE PLUS FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
CORE PLUS FUND | CORE PLUS FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,282
CORE PLUS FUND | CORE PLUS FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
CORE PLUS FUND | CORE PLUS FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,452
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,698
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
HIGH INCOME FUND | HIGH INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	966
HIGH INCOME FUND | HIGH INCOME FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
HIGH INCOME FUND | HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
HIGH INCOME FUND | HIGH INCOME FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	551
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,653
HIGH INCOME FUND | HIGH INCOME FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
HIGH INCOME FUND | HIGH INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	665
HIGH INCOME FUND | HIGH INCOME FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
HIGH-YIELD FUND | HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
HIGH-YIELD FUND | HIGH-YIELD FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
HIGH-YIELD FUND | HIGH-YIELD FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	629
HIGH-YIELD FUND | HIGH-YIELD FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	740
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,564
HIGH-YIELD FUND | HIGH-YIELD FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,808
HIGH-YIELD FUND | HIGH-YIELD FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,454
HIGH-YIELD FUND | HIGH-YIELD FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	629
HIGH-YIELD FUND | HIGH-YIELD FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	481
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	1,429
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,676
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,317
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	481
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	419
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	714
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,014
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,452
SHORT DURATION FUND | SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	702
SHORT DURATION FUND | SHORT DURATION FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
SHORT DURATION FUND | SHORT DURATION FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,204
SHORT DURATION FUND | SHORT DURATION FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,654
SHORT DURATION FUND | SHORT DURATION FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
SHORT DURATION FUND | SHORT DURATION FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
SHORT DURATION FUND | SHORT DURATION FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	175
Expense Example, with Redemption, 10 Years	394
SHORT DURATION FUND | SHORT DURATION FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	763
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	641
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,262
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,709
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,351
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	530
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,158
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,609
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,248
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,315